UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
         ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-658-7575
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

 KALMAR
 POOLED
INVESTMENT
  TRUST
----------
                                              SCHEDULE OF INVESTMENTS(UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2004


                                                                       MARKET
                                                      SHARES           VALUE
                                                     ---------      ------------

COMMON STOCK -- 93.6%

BUSINESS EQUIPMENT & SERVICES -- 20.5%

         BUSINESS EQUIPMENT & SERVICES -- 17.7%
         Acxiom Corp.                                  317,820      $  7,545,047
         Alliance Data Systems Corp.*                  112,575         4,566,042
         ChoicePoint, Inc.*                            129,791         5,535,586
         DeVry, Inc.*                                  214,475         4,441,777
         Hewitt Associates, Inc. (A Shares)*           145,525         3,850,591
         Insight Enterprises, Inc.*                    408,737         6,883,131
         Laureate Education, Inc.*                     152,025         5,658,371
         Lionbridge Technologies, Inc.*                208,800         1,793,592
         MAXIMUS, Inc.*                                 76,050         2,191,001
         Mobile Mini, Inc.*                            136,375         3,382,100
         MPS Group, Inc.*                              287,675         2,419,347
         Navigant Consulting, Inc.*                    202,050         4,437,018
         SI International, Inc.*                        19,975           437,652
         StarTek, Inc.                                  47,450         1,488,032
                                                                    ------------
                                                                      54,629,287
                                                                    ------------

         SERVICES-EMPLOYMENT AGENCIES -- 0.6%
         CDI Corp.                                      86,125         1,765,562
                                                                    ------------

         SOFTWARE SERVICES -- 2.2%
         Ceridian Corp.*                               247,350         4,553,714
         Fair Isaac Corp.                               74,430         2,173,356
                                                                    ------------
                                                                       6,727,070
                                                                    ------------
         TOTAL BUSINESS EQUIPMENT & SERVICES                          63,121,919
                                                                    ------------

CAPITAL GOODS -- 16.1%

         CAPITAL EQUIPMENT -- 3.1%
         Actuant Corp. (A Shares)*                      95,678         3,942,890
         Donaldson Company, Inc.                        96,025         2,726,150
         Excel Technology, Inc.*                       105,050         2,712,391
                                                                    ------------
                                                                       9,381,431
                                                                    ------------

         ELECTRICAL EQUIPMENT -- 0.3%
         Richardson Electronics, Ltd.                  102,950           989,349
                                                                    ------------

 KALMAR
 POOLED
INVESTMENT
  TRUST
----------
                                 SCHEDULE OF INVESTMENTS(UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2004


                                                                       MARKET
                                                      SHARES           VALUE
                                                     ---------      ------------

         INDUSTRIAL SERVICES -- 8.9%
         Benchmark Electronics, Inc.*                  188,250      $  5,609,850
         Carlisle Companies, Inc.                       77,100         4,929,003
         MSC Industrial Direct Co. (A Shares)          193,175         6,583,404
         Pentair, Inc.                                 295,150        10,303,687
                                                                    ------------
                                                                      27,425,944
                                                                    ------------

         METAL FABRICATION -- 1.4%
         NCI Building Systems, Inc.*                   130,300         4,156,570
                                                                    ------------

         NON - RESIDENTIAL CONSTRUCTION -- 1.4%
         ElkCorp                                       155,850         4,326,396
                                                                    ------------

         STORAGE TANK CONSTRUCTION -- 1.0%
         Chicago Bridge & Iron Company N.V             105,900         3,175,941
                                                                    ------------
         TOTAL CAPITAL GOODS                                          49,455,631
                                                                    ------------

CONSUMER DURABLES -- 3.9%

         CONSUMER ELECTRONICS -- 1.2%
         Harman International Industries, Inc.          34,100         3,674,275
                                                                    ------------

         MOTOR VEHICLE PARTS -- 2.7%
         Gentex Corp.                                  132,200         4,644,186
         TBC Corp.*                                    169,650         3,789,981
                                                                    ------------
                                                                       8,434,167
                                                                    ------------
         TOTAL CONSUMER DURABLES                                      12,108,442
                                                                    ------------

CONSUMER SERVICES -- 2.6%

         HOTELS & GAMING -- 1.0%
         Penn National Gaming, Inc.*                    76,750         3,100,700
                                                                    ------------

         PUBLISHING -- 0.8%
         Getty Images, Inc.*                            44,050         2,435,965
                                                                    ------------

         RADIO & TELEVISION BROADCASTING -- 0.8%
         Radio One, Inc. (D Shares)*                   181,250         2,579,188
                                                                    ------------
         TOTAL CONSUMER SERVICES                                       8,115,853
                                                                    ------------

ENERGY -- 5.9%

         PETROLEUM-DOMESTIC -- 4.6%
         Delta Petroleum Corp.*                        217,425         2,835,222
         Ultra Petroleum Corp.*                        149,225         7,319,486

 KALMAR
 POOLED
INVESTMENT
  TRUST
----------
                                 SCHEDULE OF INVESTMENTS(UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2004


                                                                       MARKET
                                                      SHARES           VALUE
                                                     ---------      ------------

         Whiting Petroleum Corp.*                       77,900      $  2,368,160
         XTO Energy, Inc.                               48,257         1,567,387
                                                                    ------------
                                                                      14,090,255
                                                                    ------------

         PETROLEUM-FOREIGN -- 0.9%
         Niko Resources, Ltd.+                          85,225         2,676,855
                                                                    ------------

         PETROLEUM-SERVICES -- 0.4%
         Core Laboratories N.V.*                        51,425         1,264,541
                                                                    ------------
         TOTAL ENERGY                                                 18,031,651
                                                                    ------------

FINANCIAL SERVICES -- 1.1%

         BANKS -- 0.5%
         Boston Private Financial Holdings, Inc.        62,925         1,570,608
                                                                    ------------

         FINANCIAL COMPANIES -- 0.6%
         ASTA Funding, Inc.                            106,700         1,727,473
                                                                    ------------
         TOTAL FINANCIAL SERVICES                                      3,298,081
                                                                    ------------

HEALTHCARE -- 13.9%

         HEALTHCARE-DRUGS -- 2.0%
         Barr Pharmaceuticals, Inc.*                   151,318         6,269,105
                                                                    ------------

         HEALTHCARE-GENERAL -- 4.4%
         Providence Service Corp.*                      49,600           960,752
         ResMed, Inc.*                                  87,550         4,168,255
         Respironics, Inc.*                            108,050         5,774,192
         SonoSite, Inc.*                               105,675         2,752,834
                                                                    ------------
                                                                      13,656,033
                                                                    ------------

         HOSPITAL SUPPLIES & MANAGEMENT -- 4.9%
         America Service Group, Inc.*                   54,375         2,231,550
         Community Health Systems, Inc.*                82,300         2,195,764
         PSS World Medical, Inc.*                      405,350         4,069,714
         Select Medical Corp.                          163,675         2,198,155
         United Surgical Partners International,
           Inc.*                                       123,975         4,258,541
                                                                    ------------
                                                                      14,953,724
                                                                    ------------

         MEDICAL LABORATORIES -- 2.6%
         Covance, Inc.*                                171,200         6,842,864

 KALMAR
 POOLED
INVESTMENT
  TRUST
----------
                                 SCHEDULE OF INVESTMENTS(UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2004


                                                                       MARKET
                                                      SHARES           VALUE
                                                     ---------      ------------

         Luminex Corp.*                                151,600      $  1,080,908
                                                                    ------------
                                                                       7,923,772
                                                                    ------------
         TOTAL HEALTHCARE                                             42,802,634
                                                                    ------------

RAW MATERIALS -- 3.0%

         CHEMICALS-SPECIALTY -- 3.0%
         MacDermid, Inc.                               166,800         4,830,528
         Rogers Corp.*                                 105,850         4,497,567
                                                                    ------------
                                                                       9,328,095
                                                                    ------------
         TOTAL RAW MATERIALS                                           9,328,095
                                                                    ------------

RETAIL -- 13.9%

         RESTAURANTS -- 3.4%
         Mccormick & Schmick's Seafood
           Restaurants, Inc.*                           60,850           729,591
         Red Robin Gourmet Burgers*                    109,950         4,801,517
         Ruby Tuesday, Inc.                            175,775         4,898,849
                                                                    ------------
                                                                      10,429,957
                                                                    ------------

         RETAIL SPECIALTY STORE -- 8.6%
         Christopher & Banks Corp.                     174,688         2,796,755
         Coldwater Creek, Inc.*                        174,837         3,648,848
         GameStop Corp.*                               264,450         4,894,969
         Michaels Stores, Inc.                          68,375         4,048,484
         O'Reilly Automotive, Inc.*                     50,875         1,948,004
         PETsMART, Inc.                                199,925         5,675,871
         The Pep Boys - Manny, Moe & Jack              232,850         3,259,900
                                                                    ------------
                                                                      26,272,831
                                                                    ------------

         RETAIL-GENERAL MERCHANDISE -- 1.9%
         Cost Plus, Inc.*                               96,450         3,412,401
         Fred's, Inc.                                  141,450         2,540,442
                                                                    ------------
                                                                       5,952,843
                                                                    ------------
         TOTAL RETAIL                                                 42,655,631
                                                                    ------------

TECHNOLOGY -- 11.8%

         BUSINESS SERVICES -- 0.6%
         Digitas, Inc.*                                252,150         1,949,119
                                                                    ------------

         COMMUNICATIONS EQUIPMENT -- 2.7%
         Emulex Corp.*                                 134,400         1,548,288
         Polycom, Inc.*                                102,750         2,036,505

 KALMAR
 POOLED
INVESTMENT
  TRUST
----------
                                 SCHEDULE OF INVESTMENTS(UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2004


                                                                       MARKET
                                                      SHARES           VALUE
                                                     ---------      ------------

         Tekelec*                                      210,625      $  3,513,225
         Tollgrade Communications Inc.*                142,800         1,255,212
                                                                    ------------
                                                                       8,353,230
                                                                    ------------

         COMPUTERS-PERIPHERALS & SOFTWARE -- 3.4%
         Avocent Corp.*                                206,736         5,381,338
         OPNET Technologies, Inc.*                      94,275           967,262
         Progress Software Corp.*                      147,750         2,940,225
         RadiSys Corp.*                                 72,875         1,016,606
                                                                    ------------
                                                                      10,305,431
                                                                    ------------

         ELECTRONIC COMPONENTS -- 4.2%
         Aeroflex, Inc.*                               461,225         4,875,148
         ATMI, Inc.*                                   116,025         2,376,192
         International Rectifier Corp.*                102,150         3,503,745
         Technitrol, Inc.*                             117,875         2,298,563
                                                                    ------------
                                                                      13,053,648
                                                                    ------------

         ELECTRONIC INSTRUMENTS -- 0.9%
         FEI Co.*                                      137,475         2,716,506
                                                                    ------------
         TOTAL TECHNOLOGY                                             36,377,934
                                                                    ------------

TRANSPORTATION -- 0.9%

         LOGISTICS -- 0.9%
         UTI Worldwide, Inc.                            49,400         2,905,214
                                                                    ------------
         TOTAL TRANSPORTATION                                          2,905,214
                                                                    ------------
         TOTAL COMMON STOCK (COST $222,758,430)                      288,201,085
                                                                    ------------


MONEY MARKET SECURITIES -- 5.8%

MONEY MARKET FUNDS -- 5.8%
         BlackRock Liquidity Funds TempCash
           Portfolio                                 8,893,378         8,893,378
         BlackRock Liquidity Funds TempFund
           Portfolio                                 8,893,378         8,893,378
                                                                    ------------
                                                                      17,786,756
                                                                    ------------
         TOTAL MONEY MARKET SECURITIES
           (COST $17,786,756)                                         17,786,756
                                                                    ------------

 KALMAR
 POOLED
INVESTMENT
  TRUST
----------
                                 SCHEDULE OF INVESTMENTS(UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2004


         TOTAL INVESTMENTS (Cost $240,545,186) -- 99.4%              305,987,841


         OTHER ASSETS & LIABILITIES, NET -- 0.6%                       1,769,292
                                                                    ------------


         NET ASSETS -- 100.0%                                       $307,757,133
                                                                    ============

 * Non-income producing security
 + ADR - American Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              November 18, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              November 18, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date              November 18, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.